Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Billings in advance of performance obligation under contracts	$ 1,097,388	$ 1,482,957	$ 425,332